Principal Audit Fees and Services (Details) - Schedule of statutory auditor performed additional activities € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Schedule of statutory auditor performed additional activities [Abstract]
Audit fee for statutory and consolidated financials	$ 182,125		$ 85,000		$ 111,000		€ 155,000	€ 75,000	€ 99,000
Audit related and other services (IPO in the USA)	200,221	€ 170,401	10,000	€ 8,000	14,000	€ 12,000
Total	$ 382,346	€ 325,401	$ 95,000	€ 83,000	$ 125,000	€ 111,000